LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Debentures (Details) shares in Thousands, R$ in Thousands	Dec. 31, 2024 BRL (R$)	Jul. 14, 2022 BRL (R$) shares
Non-convertible debentures, of the unsecured type
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Number of debentures issued | shares		3,500
Nominal unit value		R$ 1
Total nominal value or nominal amount		R$ 3,500,000
1st series
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total nominal value or nominal amount	R$ 1,500,000
Borrowings, adjustment to interest rate basis	1.12%
2nd series
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total nominal value or nominal amount	R$ 2,000,000
Borrowings, adjustment to interest rate basis	1.35%